Commitments and Contingencies - Schedule of Minimum Future Annual Payments Under Non-cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 10,444
2018	12,537
2019	16,601
2020	16,723
2021	16,356
Thereafter	91,794
Total future minimum lease payments	$ 164,455